SUPPLEMENT DATED APRIL 30, 2015
to

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS ACCESS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective immediately, the name of the Oppenheimer Capital Income Fund/VA has changed to Oppenheimer Conservative Balanced Fund/VA.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters 1 5/2015